Cover page Document	Nov. 03, 2026
Cover [Abstract]
Entity Central Index Key	0001041061
Title of 12(b) Security	Common Stock, no par value
Entity Incorporation, State or Country Code	NC
Entity Registrant Name	YUM! BRANDS, INC.
Entity File Number	1-13163
Entity Tax Identification Number	13-3951308
Entity Address, Address Line One	1441 Gardiner Lane,
Entity Address, City or Town	Louisville,
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40213
City Area Code	(502)
Local Phone Number	874-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	YUM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Document Type	8-K
Document Period End Date	Nov. 03, 2026